Variable Interest Entity - Schedule of VIEs’ Consolidated Assets and Liabilities (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of VIEs’ Consolidated Assets and Liabilities [Line Items]
Current asset:		$ 30,360,111
Property and equipment, net		8,647,932
Other noncurrent assets		950,084
Total assets		39,958,127
Total liabilities		(2,125,559)
Total net assets		37,832,568
Current liabilities:
Accounts payable		1,417,587
Accounts payable – related parties		502
Deferred revenue		78,427
Other payables and accrued liabilities		615,970
Taxes payable		13,073
Total liabilities		$ 2,125,559